Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and bank deposits	R$ 143.6	R$ 160.4
Cash equivalents
Bank Deposit Certificate - CDB	356.8	290.8
Investments funds	238.5	311.1
Total cash and cash equivalents	R$ 738.9	R$ 762.3	R$ 435.0	R$ 549.2